SHARE-BASED COMPENSATION - Option Activity (Details) - $ / shares	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Weighted-Average Exercise Price
Granted (in dollars per share)	$ 35.13
Share options
Number of Options
Granted (in shares)	7,900,000
Share options | Management Share Option Plan
Number of Options
Outstanding (in shares)	3,639	0
Transferred (in shares)		0
Granted (in shares)		3,663,000
Exercised (in shares)		(24,000)
Cancelled (in shares)		0
Outstanding (in shares)		3,639
Weighted-Average Exercise Price
Outstanding (in dollars per share)	$ 22.45	$ 0
Transferred (in dollars per share)		0
Granted (in dollars per share)		22.39
Exercised (in dollars per share)		12.18
Cancelled (in dollars per share)		0
Outstanding (in dollars per share)		$ 22.45
Share options | Management Share Option Plan | Brookfield Corporation
Number of Options
Outstanding (in shares)	14,553	0
Transferred (in shares)		13,972,000
Granted (in shares)		899,000
Exercised (in shares)		(309,000)
Cancelled (in shares)		(9,000)
Outstanding (in shares)		14,553
Weighted-Average Exercise Price
Outstanding (in dollars per share)	$ 25.38	$ 0
Transferred (in dollars per share)		23.77
Granted (in dollars per share)		46.62
Exercised (in dollars per share)		13.9
Cancelled (in dollars per share)		46.62
Outstanding (in dollars per share)		$ 25.38
Escrowed Shares
Number of Options
Granted (in shares)	4,800,000
Escrowed Shares | Escrowed Stock Plan
Number of Options
Outstanding (in shares)	5,452	0
Transferred (in shares)		0
Granted (in shares)		5,452,000
Exercised (in shares)		0
Outstanding (in shares)		5,452
Weighted-Average Exercise Price
Outstanding (in dollars per share)	$ 29.64	$ 0
Transferred (in dollars per share)		0
Granted (in dollars per share)		29.64
Exercised (in dollars per share)		0
Outstanding (in dollars per share)		$ 29.64
Escrowed Shares | Escrowed Stock Plan | Brookfield Corporation
Number of Options
Outstanding (in shares)	16,324	0
Transferred (in shares)		5,000
Granted (in shares)		16,319,000
Exercised (in shares)		0
Outstanding (in shares)		16,324
Weighted-Average Exercise Price
Outstanding (in dollars per share)	$ 34.84	$ 0
Transferred (in dollars per share)		42.62
Granted (in dollars per share)		34.84
Exercised (in dollars per share)		0
Outstanding (in dollars per share)		$ 34.84